BACKGROUND - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021	Sep. 20, 2021 USD ($) day manager $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Schedule of Organization And Business Operations Plan [Line Items]
Payments of transaction expenses | $			$ 30,099
Warrant, trading days | day			20
Warrant, consecutive trading days | day			30
Warrants and Rights Outstanding, Term			5 years
Warrants held by Nerdy Inc.	22,000			22,000	22,000
Earnouts held by Nerdy Inc.	36,000			36,000	36,000
Earnout Shares
Schedule of Organization And Business Operations Plan [Line Items]
Shares agreed to forfeit if threshold not achieved (in shares)			8,000,000
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date			5 years
Common Stock, conversion basis for earnout			1
Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	149,900,000		79,233,000	149,900,000	149,900,000
Economic interest, LLC ownership percentage				100.00%
Tax Receivable Agreement | Legacy Nerdy LLC Holders
Schedule of Organization And Business Operations Plan [Line Items]
Net cash savings percentage	85.00%			85.00%	85.00%
Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Cash consideration in reverse recapitalization | $			$ 336,846
Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Number of board managers | manager			5
Proceeds received from reverse recapitalization | $			$ 557,574
Cash received held in trust account from initial public offering | $			287,673
Payments of transaction expenses | $			$ 29,636
Outstanding, warrants (in shares)			2,052,000
Common units, outstanding (in units)			157,846,000			54,761
Number of board managers designated by Nerdy Inc. | manager			3
Number of board managers designated by holders of OpCo unit holders | manager			2
Transaction expense related to Reverse Recapitalization | $					$ 29,636	$ 1,288
Nerdy LLC | Additional Paid-in Capital
Schedule of Organization And Business Operations Plan [Line Items]
Transaction expense related to Reverse Recapitalization | $					20,034
Nerdy LLC | General and administrative expenses
Schedule of Organization And Business Operations Plan [Line Items]
Transaction expense related to Reverse Recapitalization | $					9,602
Nerdy LLC | Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Cash considerations | $			$ 336,079
Nerdy LLC | Legacy Nerdy Holders | Loan and security agreement
Schedule of Organization And Business Operations Plan [Line Items]
Repayment of outstanding principal and interest under the LSA | $			$ 52,343
Legacy Nerdy Holders
Schedule of Organization And Business Operations Plan [Line Items]
Accrued consideration reported in other current liabilities | $	$ 767			$ 767	$ 767
Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common units, outstanding (in units)	70,629,000		0	70,629,000	70,629,000
Investment owned (in shares)	11,550,000		70,613,000	11,550,000	11,550,000
Economic interest, LLC ownership percentage	47.10%	47.10%
OpCo Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 11.50
Private Placement Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 11.50
Warrant To Purchase Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Outstanding, warrants (in shares)			17,281,000
Redemption, Option One
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 0.01
Sale price of share to redeem outstanding warrants (in dollars per share) | $ / shares			18.00
Redemption, Option Two
Schedule of Organization And Business Operations Plan [Line Items]
Exercise price of warrants or rights (in usd per share) | $ / shares			0.10
Sale price of share to redeem outstanding warrants (in dollars per share) | $ / shares			10.00
Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	83,913,000		83,875,000	83,913,000	83,913,000
Redemption settlement term			5 days		5 days
Class A Common Stock | Triggering Event 1
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event			33.00%
Class A Common Stock | Triggering Event 2
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event			33.00%
Class A Common Stock | Triggering Event 3
Schedule of Organization And Business Operations Plan [Line Items]
Earnout not subject to forfeiture after triggering event			33.00%
Class A Common Stock | Earnout Shares | Triggering Event 1
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares			$ 12.00
Earnout, trading days | day			20
Earnout, consecutive trading days | day			30
Class A Common Stock | Earnout Shares | Triggering Event 2
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares			$ 14.00
Earnout, trading days | day			20
Earnout, consecutive trading days | day			30
Class A Common Stock | Earnout Shares | Triggering Event 3
Schedule of Organization And Business Operations Plan [Line Items]
Closing price during earnout period (in dollars per share) | $ / shares			$ 16.00
Earnout, trading days | day			20
Earnout, consecutive trading days | day			30
Class A Common Stock | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Economic interest, LLC ownership percentage	52.90%				52.90%
Class A Common Stock | Private Placement
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)			15,000,000
Issuance of private placement | $			$ 150,000
Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)			16,117,000
Class A Common Stock | FPA Financing
Schedule of Organization And Business Operations Plan [Line Items]
Sale of stock (in shares)			150,000,000
Issuance of private placement | $			$ 150,000
Class A Common Stock | Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Investment owned (in shares)			11,550,000
Conversion basis (in shares)			1
Class A Common Stock | Legacy Nerdy Holders | Nerdy Inc.
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)			79,233,000
Combined voting power, percentage			52.90%
Economic interest, Company ownership percentage			100.00%
Class A Common Stock | Private Placement And Public Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)			1
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 11.50
Class A Common Stock | Warrant To Purchase Class A Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)			1
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 11.50
Class A Common Stock | Warrant To Purchase Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Warrants issued in transaction (in shares)			3,000,000
Class A Common Stock | FPA Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)			1
Exercise price of warrants or rights (in usd per share) | $ / shares			$ 11.50
Common Class F
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares			0.0001
Class B Common Stock
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	73,987,000		73,971,000	73,987,000	73,987,000
Class B Common Stock | Legacy Nerdy Holders | Nerdy LLC
Schedule of Organization And Business Operations Plan [Line Items]
Common stock, shares outstanding (in shares)			70,613,000
Class B Common Stock | OpCo Warrants
Schedule of Organization And Business Operations Plan [Line Items]
Right to purchase common stock in private placement (in shares)			1